Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESCO EXCHANGE-TRADED FUND TRUST
Prospectus Date	rr_ProspectusDate	Apr. 09, 2018
Supplement [Text Block]	ietft_SupplementTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED SEPTEMBER 28, 2018 TO THE
STATUTORY PROSPECTUS DATED APRIL 9, 2018, AS REVISED MAY 21, 2018,
AND THE SUMMARY PROSPECTUS DATED MAY 21, 2018 AS PREVIOUSLY
SUPPLEMENTED, OF

Invesco Raymond James SB-1 Equity ETF

Effective immediately, the table on page 34 of the Prospectus and page 5 of the Summary Prospectus, under the heading "Average Annual Total Returns for the Periods Ended December 31, 2017" in the section titled "Performance" for the Invesco Raymond James SB-1 Equity ETF is deleted and replaced with the following:

	1 Year	5 Years	10 Years
Return Before Taxes	13.02%	13.76%	8.78%
Return After Taxes on Distributions	13.02%	13.46%	8.60%
Return After Taxes on Distributions and Sale of Fund Shares	7.37%	10.90%	7.10%
Raymond James SB-1 Equity Index(1) (reflects no deduction for fees, expenses or taxes)	13.74%	14.51%	N/A
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	16.24%	15.01%	9.97%

(1)

Returns for the Raymond James SB-1 Equity Index (the "Index") are not shown for the ten-year period because the Index did not commence publication until September 2, 2008. The Claymore/Raymond James SB-1 Equity Fund, a closed-end fund that was reorganized into the Predecessor Fund, did not track the Index and therefore there are no Index returns prior to September 2, 2008.

Invesco Raymond James SB-1 Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ietft_SupplementTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED SEPTEMBER 28, 2018 TO THE
STATUTORY PROSPECTUS DATED APRIL 9, 2018, AS REVISED MAY 21, 2018,
AND THE SUMMARY PROSPECTUS DATED MAY 21, 2018 AS PREVIOUSLY
SUPPLEMENTED, OF

Invesco Raymond James SB-1 Equity ETF

Effective immediately, the table on page 34 of the Prospectus and page 5 of the Summary Prospectus, under the heading "Average Annual Total Returns for the Periods Ended December 31, 2017" in the section titled "Performance" for the Invesco Raymond James SB-1 Equity ETF is deleted and replaced with the following:

	1 Year	5 Years	10 Years
Return Before Taxes	13.02%	13.76%	8.78%
Return After Taxes on Distributions	13.02%	13.46%	8.60%
Return After Taxes on Distributions and Sale of Fund Shares	7.37%	10.90%	7.10%
Raymond James SB-1 Equity Index(1) (reflects no deduction for fees, expenses or taxes)	13.74%	14.51%	N/A
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	16.24%	15.01%	9.97%

(1)

Returns for the Raymond James SB-1 Equity Index (the "Index") are not shown for the ten-year period because the Index did not commence publication until September 2, 2008. The Claymore/Raymond James SB-1 Equity Fund, a closed-end fund that was reorganized into the Predecessor Fund, did not track the Index and therefore there are no Index returns prior to September 2, 2008.

Invesco Raymond James SB-1 Equity ETF | Invesco Raymond James SB-1 Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Years	rr_AverageAnnualReturnYear05	13.76%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Invesco Raymond James SB-1 Equity ETF | Return After Taxes on Distributions | Invesco Raymond James SB-1 Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Years	rr_AverageAnnualReturnYear05	13.46%
10 Years	rr_AverageAnnualReturnYear10	8.60%
Invesco Raymond James SB-1 Equity ETF | Return After Taxes on Distributions and Sale of Fund Shares | Invesco Raymond James SB-1 Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.37%
5 Years	rr_AverageAnnualReturnYear05	10.90%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Invesco Raymond James SB-1 Equity ETF | Raymond James SB-1 Equity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.74%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.51%	[1]
10 Years	rr_AverageAnnualReturnYear10		[1]
Invesco Raymond James SB-1 Equity ETF | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.24%
5 Years	rr_AverageAnnualReturnYear05	15.01%
10 Years	rr_AverageAnnualReturnYear10	9.97%

[1]	Returns for the Raymond James SB-1 Equity Index (the "Index") are not shown for the ten-year period because the Index did not commence publication until September 2, 2008. The Claymore/Raymond James SB-1 Equity Fund, a closed-end fund that was reorganized into the Predecessor Fund, did not track the Index and therefore there are no Index returns prior to September 2, 2008.